14. EQUITY - Status of the warrants outstanding (Details)	12 Months Ended
Sep. 30, 2013
Shares outstanding, End	12,735,000
Warrants Price Range A
Shares outstanding, End	6,330,000
Weighted average remaining life	4 years 1 month 20 days
Shares outstanding weighted average exercise price, End	0.10-013
Shares Exercisable	6,330,000
Weighted average exercise price share exercisable	0.10-013
Warrants Price Range B
Shares outstanding, End	52,300,000
Weighted average remaining life	4 years 7 months 17 days
Shares outstanding weighted average exercise price, End	0.15
Shares Exercisable	52,300,000
Weighted average exercise price share exercisable	0.15
Warrants Price Range C
Shares outstanding, End	53,200,000
Weighted average remaining life	4 years 7 months 6 days
Shares outstanding weighted average exercise price, End	0.2
Shares Exercisable	53,200,000
Weighted average exercise price share exercisable	0.2
Warrants Price Range D
Shares outstanding, End	1,059,073
Weighted average remaining life	4 months 13 days
Shares outstanding weighted average exercise price, End	0.20-0.29
Shares Exercisable	1,059,073
Weighted average exercise price share exercisable	0.20-0.29
Warrants Price Range E
Shares outstanding, End	117,977
Weighted average remaining life	6 months 18 days
Shares outstanding weighted average exercise price, End	0.30-0.39
Shares Exercisable	117,977
Weighted average exercise price share exercisable	0.30-0.39
Warrants Price Range F
Shares outstanding, End	500,000
Weighted average remaining life	4 months 17 days
Shares outstanding weighted average exercise price, End	0.40-0.49
Shares Exercisable	500,000
Weighted average exercise price share exercisable	0.40-0.49
Warrants Price Range G
Shares outstanding, End	113,507,050
Weighted average remaining life	4 years 5 months 26 days
Shares outstanding weighted average exercise price, End	0.173
Shares Exercisable	113,507,050
Weighted average exercise price share exercisable	0.173